Investments in Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Investments in Receivables
Activity in investments in receivables

	Year Ended December 31,
	2014	2013
Investments in receivables – beginning	$9,085,281	$9,743,976
Fair value adjustment	284,294	—
Impairments	(4,465)	(25,304)
Repayments	(751,735)	(702,368)
Interest accretion	51,899	68,977
Investments in receivables – ending	$8,665,274	$9,085,281

Annual amounts due

Annual amounts due as of December 31, 2014, are as follows:

2015	$1,368,772
2016	1,430,049
2017	1,561,423
2018	1,377,750
2019	893,149
Thereafter	6,637,990
Total	$13,269,133
Interest	$4,603,859
Principal	8,665,274
Total	$13,269,133